------------------------
                                                           OMB APPROVAL
                                                       ------------------------
                                                       OMB Number: 3235-0582
                                                       Expires: March 31, 2012
                                                       Estimated average burden
                                                       hours per response...9.6
                                                       ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07038

THE MONEY MARKET PORTFOLIOS
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    ---------------------------

Date of fiscal year end:    6/30
                          ------------------

Date of reporting period:   6/30/09
                          ------------------

ITEM 1. PROXY VOTING RECORDS.


===================== THE MONEY MARKET PORTFOLIO (MASTER) ======================

N/A



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE MONEY MARKET PORTFOLIOS



By (Signature and Title)*/s/LAURA F. FERGERSON
                         ------------------------------------------------------
                         Laura F. Fergerson,
                         Chief Executive Officer - Finance and Administration

Date  AUGUST 27, 2009
     ------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.